Goodwill (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amount of goodwill

Changes in the carrying amount of goodwill were as follows:

	2023	2024	2024
	SGD	SGD	USD
Beginning of year	-	2,213,460	1,633,309
Acquisition (Note 10)	2,213,460	-	-
End of year	2,213,460	2,213,460	1,633,309